Document and Entity Information Document	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	PCB BANCORP
Entity Central Index Key	0001423869
Amendment Flag	true
Entity Incorporation, State or Country Code	CA
Entity File Number	001-38621
Entity Tax Identification Number	20-8856755
Entity Address, Address Line One	3701 Wilshire Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	213
Local Phone Number	210-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	PCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteOn July 23, 2026, PCB Bancorp (the “Company”) filed with the U.S. Securities and Exchange Commission a Current Report on Form 8-K (“Initial Form 8-K”), which included an investor presentation that was furnished as Exhibit 99.2 to the Initial Form 8-K (the “Investor Presentation”).The Company is filing this Amendment No. 1 to Form 8-K solely to correct certain inadvertent errors in the Time Deposit Maturity Table in the Investor Presentation.All other information contained in, filed with or furnished with the Initial Form 8-K remains unchanged, including, among other items, the Corporation’s earnings release dated July 23, 2026 that was furnished as Exhibit 99.1 and its press release dated July 23, 2026 announcing the declaration of a dividend, which was filed as Exhibit 99.3.